Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows - operating activities:
Net income	$ 196	$ 197	$ 450	$ 432	$ 349
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	459	440	892	848	802
Provision in lieu of deferred income taxes - net	(46)	(4)	148	194	208
Other - net	(1)	(2)	(3)	(4)	(4)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates) (Note 12)			8	(129)	52
Inventories			(9)	9	(3)
Accounts payable - trade (including affiliates)			15	38	(9)
Deferred revenues (Note 4)	(16)	(29)	(44)	(53)	(101)
Other - assets			(233)	172	(17)
Other - liabilities			52	(137)	(8)
Changes in other operating assets and liabilities	(18)	(211)
Cash provided by operating activities	574	391	1,276	1,370	1,269
Cash flows - financing activities:
Issuances of long-term debt (Note 6)	725	250	250	100	900
Repayments of long-term debt (Note 6)	(569)	(65)	(131)	(125)	(1,018)
Net increase in short-term borrowings (Note 5)	69	77	(34)	10	343
Distributions to members (Note 8)	(165)	(110)	(282)	(310)	(225)
Decrease in note receivable from TCEH (Note 12)					20
Sale of related-party agreements (Note 12)					159
Debt discount, premium, financing and reacquisition expenses - net	(12)	(4)	(5)	1	(46)
Other-net					(1)
Cash provided by financing activities	48	148	(202)	(324)	132
Cash flows - investing activities:
Capital expenditures	(625)	(572)	(1,107)	(1,079)	(1,389)
Other - net	15	11	10	15	21
Cash used in investing activities	(610)	(561)	(1,097)	(1,064)	(1,368)
Net change in cash and cash equivalents	12	(22)	(23)	(18)	33
Cash and cash equivalents - beginning balance	4	27	27	45	12
Cash and cash equivalents - ending balance	$ 16	$ 5	$ 4	$ 27	$ 45